Share option scheme and restricted stock units - Movement in equity instruments (Details)			11 Months Ended	12 Months Ended
	Dec. 23, 2019 shares	Apr. 23, 2019 shares	Dec. 31, 2019 shares £ / shares	Jan. 31, 2019 shares £ / shares
Share Options
Outstanding at beginning of period (in Pounds per share) | £ / shares			£ 0.35	£ 1.43
Granted during the year (in Pounds per share) | £ / shares			0.27	0.76
Lapsed / surrendered during the year (in Pounds per share) | £ / shares			0.69	1.52
Exercised during the year (in Pounds per share) | £ / shares			0.00	1.08
Outstanding at end of period (in Pounds per share) | £ / shares			£ 0.27	£ 0.35
Outstanding at beginning of period (in shares)			9,168,396	8,577,236
Granted during the year (in shares)			15,246,000	13,081,048
Lapsed / surrendered during the year (in shares)			(1,190,208)	(12,397,841)
Exercised during the year (in shares)			0	(92,047)
Outstanding at end of period (in shares)			23,224,188	9,168,396
Other Equity Instruments
Exercised during the year (in shares)	(17,073)	(104,877)	(121,950)
Restricted Stock Units (RSUs)
Other Equity Instruments
Outstanding at beginning of period (in Pounds per share) | £ / shares			£ 0.01	£ 0.01
Granted during the year (in Pounds per share) | £ / shares			0.01	0.01
Exercised during the year (in Pounds per share) | £ / shares			0.01	0.01
Outstanding at end of period (in Pounds per share) | £ / shares			£ 0.01	£ 0.01
Outstanding at beginning of period (in shares)			814,256	275,877
Granted during the year (in shares)			0	814,256
Exercised during the year (in shares)			(121,950)	(275,877)
Outstanding at end of period (in shares)			692,306	814,256